Pensions and other post-employment benefits - Fair values of defined benefit pension schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair values of the assets and liabilities
Recognised on the balance sheet	£ (136)	£ (242)
Included in post-employment benefits assets	25	11
Included in post-employment benefits obligations	(161)	(253)
Pension defined benefit plans [member]
Fair values of the assets and liabilities
Listed equities	204	260
Property	70	52
Listed bonds	260	293
Insurance contracts	72	82
Other assets	22	19
Fair value of assets	594	680
Present value of scheme obligations	(646)	(822)
Recognised on the balance sheet	(52)	(142)
Included in post-employment benefits assets	25	11
Included in post-employment benefits obligations	(77)	(153)
Actual return/(loss) on plan assets	(125)	(2)
Pension defined benefit plans [member] | Plan assets before effect of asset ceiling
Fair values of the assets and liabilities
Fair value of assets	628	706
Pension defined benefit plans [member] | Effect of asset ceiling
Fair values of the assets and liabilities
Fair value of assets	(34)	(26)
Pension defined benefit plans [member] | Germany
Fair values of the assets and liabilities
Listed equities	48	54
Listed bonds	49	55
Insurance contracts	26	27
Fair value of assets	123	136
Present value of scheme obligations	(185)	(246)
Recognised on the balance sheet	(62)	(110)
Included in post-employment benefits obligations	(62)	(110)
Actual return/(loss) on plan assets	(19)	15
Pension defined benefit plans [member] | Germany | Plan assets before effect of asset ceiling
Fair values of the assets and liabilities
Fair value of assets	123	136
Pension defined benefit plans [member] | Switzerland
Fair values of the assets and liabilities
Listed equities	81	98
Property	70	52
Listed bonds	80	89
Insurance contracts	46	55
Other assets	8	6
Fair value of assets	251	274
Present value of scheme obligations	(251)	(274)
Actual return/(loss) on plan assets	(36)	(14)
Pension defined benefit plans [member] | Switzerland | Plan assets before effect of asset ceiling
Fair values of the assets and liabilities
Fair value of assets	285	300
Pension defined benefit plans [member] | Switzerland | Effect of asset ceiling
Fair values of the assets and liabilities
Fair value of assets	(34)	(26)
Pension defined benefit plans [member] | Ireland
Fair values of the assets and liabilities
Listed equities	69	102
Listed bonds	110	130
Other assets	2	1
Fair value of assets	181	233
Present value of scheme obligations	(163)	(254)
Recognised on the balance sheet	18	(21)
Included in post-employment benefits assets	18	11
Included in post-employment benefits obligations		(32)
Actual return/(loss) on plan assets	(67)	(4)
Pension defined benefit plans [member] | Ireland | Plan assets before effect of asset ceiling
Fair values of the assets and liabilities
Fair value of assets	181	233
Pension defined benefit plans [member] | Rest of World
Fair values of the assets and liabilities
Listed equities	6	6
Listed bonds	21	19
Other assets	12	12
Fair value of assets	39	37
Present value of scheme obligations	(47)	(48)
Recognised on the balance sheet	(8)	(11)
Included in post-employment benefits assets	7
Included in post-employment benefits obligations	(15)	(11)
Actual return/(loss) on plan assets	(3)	1
Pension defined benefit plans [member] | Rest of World | Plan assets before effect of asset ceiling
Fair values of the assets and liabilities
Fair value of assets	£ 39	£ 37